Portfolio of Investments
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a)
01/01/2029	5.000%	219,615	188,869
Total Corporate Bonds & Notes (Cost $219,615)			188,869

Exchange-Traded Fixed Income Funds 2.4%
	Shares	Value ($)
United States 2.4%
VanEck Vectors High-Yield Municipal Index ETF	312,125	20,481,642
Total Exchange-Traded Fixed Income Funds (Cost $20,051,330)		20,481,642

Municipal Bonds 96.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.6%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Communities LLC
Series 2019
01/01/2054	5.000%	1,500,000	1,740,765
City of Phoenix Civic Improvement Corp.(b)
Revenue Bonds
Junior Lien Airport
Series 2019B
07/01/2044	4.000%	2,000,000	2,327,100
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,189,010
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	1,200,000	1,375,992
02/15/2046	5.000%	1,500,000	1,693,425
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	230,000	268,113
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,886,051
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tempe Industrial Development Authority(c)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2047	6.125%	1,400,000	1,661,156
Total			14,141,612
California 6.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,071,198
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,275,000	1,623,075
04/01/2041	5.000%	250,000	317,475
California Municipal Finance Authority(b),(c),(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,671,285
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,465,270
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,209,430
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,914,160
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	30,000	30,829
Columbia High Yield Municipal Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	576,350
City of Santa Maria Water & Wastewater(e)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,617,826
Compton Unified School District(e)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	2,170,083
Empire Union School District(e)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,634,914
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	5,999,700
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	12,500,000	13,267,750
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	8,412,550
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,191,657
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,247,530
Total			51,457,782
Colorado 4.0%
Colorado Bridge Enterprise(b)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	6,565,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	5,000,000	5,768,050
08/01/2049	4.000%	1,250,000	1,432,350
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	5,254,650
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	5,000,000	5,337,000
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,056,020
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,500,000	1,575,900
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,585,650
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,585,485
Total			34,160,725
Connecticut 1.3%
Connecticut Housing Finance Authority
Revenue Bonds
Series 2019E-E1 (HUD)
11/15/2054	3.250%	4,000,000	4,172,160
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,966,125
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2038	5.000%	1,000,000	1,257,240
Series 2018E
09/15/2037	5.000%	500,000	633,645
Series 2019A
04/15/2037	4.000%	2,675,000	3,177,285
Total			11,206,455

2	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.5%
District of Columbia
Revenue Bonds
Ingleside Rock Creek Project
Series 2017
07/01/2052	5.000%	1,000,000	1,083,410
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	766,340
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,662,455
Total			4,512,205
Florida 9.0%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	3,550,000	3,438,211
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	3,000,000	3,295,830
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,736,070
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,774,900
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,450,090
County of Broward Airport System(b)
Revenue Bonds
Series 2019A
10/01/2049	4.000%	700,000	814,583
County of Miami-Dade(e)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,769,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,680,261
County of Miami-Dade Aviation(b)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	8,000,000	10,103,200
County of Osceola Florida Transportation(e)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	639,098
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2048	0.000%	2,000,000	782,920
Florida Development Finance Corp.(b),(c)
Refunding Revenue Bonds
Virgin Trains USA Pass
Series 2019 (Mandatory Put 01/01/29)
01/01/2049	6.500%	2,000,000	2,064,980
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/2040	6.000%	3,750,000	3,810,412
Series 2012A
06/15/2043	6.125%	3,000,000	3,115,650
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	5,000,000	5,811,700
Florida Development Finance Corp.(c)
Revenue Bonds
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,458,404
Greater Orlando Aviation Authority(b)
Revenue Bonds
Series 2019A
10/01/2054	5.000%	1,500,000	1,881,480
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	4,000,000	4,394,320
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	775,763

Columbia High Yield Municipal Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Industrial Development Authority(b),(c)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018A
07/01/2048	4.000%	4,100,000	2,617,850
Palm Beach County Health Facilities Authority
Revenue Bonds
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,417,750
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,942,869
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2054	5.750%	2,525,000	2,670,945
St. Johns County Industrial Development Authority(d)
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	0.000%	3,725,000	3,188,637
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	284,997
Total			77,920,020
Georgia 3.8%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2049	4.000%	2,500,000	2,928,725
City of Atlanta Department of Aviation(b)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2037	4.000%	1,710,000	2,042,766
07/01/2040	4.000%	1,000,000	1,183,940
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2048	6.250%	2,500,000	2,641,075
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	1,155,000	1,248,670
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia State Road & Tollway Authority(c),(e)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	4,600,000	3,907,746
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	427,878
Main Street Natural Gas. Inc.
Revenue Bonds
Series 2019A
05/15/2049	5.000%	7,500,000	11,295,225
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	3,285,510
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,948,735
Total			32,910,270
Idaho 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	4,399,440
Illinois 10.9%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	4,030,920
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	2,025,040
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,287,340
Series 2011A
12/01/2041	5.000%	1,110,000	1,173,237
Series 2012A
12/01/2042	5.000%	1,000,000	1,086,690

4	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016B
12/01/2046	6.500%	1,500,000	1,907,850
Series 2018D
12/01/2046	5.000%	5,000,000	5,517,450
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
ASSURED GUARANTY MUNICIPAL CORP
12/01/2035	5.000%	500,000	619,410
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2053	5.000%	5,000,000	6,111,850
Revenue Bonds
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	962,280
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,295,650
City of Chicago
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/2033	5.500%	1,000,000	1,170,590
Unlimited General Obligation Bonds
Series 2015A
01/01/2039	5.500%	500,000	580,400
Series 2017A
01/01/2038	6.000%	5,235,000	6,590,499
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2033	5.250%	1,000,000	1,124,490
Series 2007F
01/01/2042	5.500%	1,000,000	1,155,470
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,154,270
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	648,000	653,067
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	3,450,000	3,675,561
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Lutheran Life Communities Obligated Group
Series 2019
11/01/2049	5.000%	1,325,000	1,453,618
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,356,996
06/15/2050	5.000%	500,000	612,620
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,750,000	4,418,925
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,718,283
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	1,620,000	1,981,438
State of Illinois
General Obligation
Series 2018A
05/01/2042	5.000%	4,800,000	5,801,184
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	2,000,000	2,309,200
Series 2016
01/01/2041	5.000%	3,830,000	4,456,626
Series 2017A
12/01/2035	5.000%	1,345,000	1,648,472
12/01/2038	5.000%	3,000,000	3,650,820
Series 2018A
05/01/2032	5.000%	2,500,000	3,109,600
05/01/2040	5.000%	4,000,000	4,856,040
05/01/2041	5.000%	3,910,000	4,736,222
05/01/2043	5.000%	3,000,000	3,619,020
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,251,510
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	559,000	560,034
Total			93,662,672

Columbia High Yield Municipal Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority(b),(c)
Revenue Bonds
RES Polyflow Indiana Project Green Bonds
Series 2019
03/01/2039	7.000%	2,000,000	2,065,920
Iowa 1.2%
Iowa Finance Authority(g)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,042,967	2,216,190
Iowa Finance Authority(d)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	5,014
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	2,475,000	2,849,294
Series 2018-A
05/15/2043	5.000%	1,740,000	2,019,670
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,418,208
Total			10,508,376
Kansas 0.8%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	2,880,000
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	4,070,000	4,070,936
Total			6,950,936
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,172,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,859,760
Total			3,032,240
Louisiana 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	5,000,000	5,169,300
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	30,912
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,168,910
Louisiana Public Facilities Authority(b)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	4,420,000	4,897,360
Total			11,266,482
Maryland 0.6%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,862,640
Massachusetts 1.8%
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,210,840
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,331,640
Massachusetts Development Finance Agency(e)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,391,019	423,204

6	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(b)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,666,710
Series 2016J
07/01/2033	3.500%	1,860,000	1,976,454
Series 2018B
07/01/2034	3.625%	3,135,000	3,524,179
Revenue Bonds
Series 2012J
07/01/2021	5.000%	3,000,000	3,158,700
Total			15,291,727
Michigan 3.7%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,508,664
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,527,625
Series 2011C
07/01/2041	5.000%	1,025,000	1,074,651
Grand Rapids Economic Development Corp.
Refunding Revenue Bonds
Clark Retirement Community
Series 2019A
04/01/2054	5.750%	2,000,000	2,029,540
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	3,580,000	4,006,557
Trinity Health Credit Group
Series 2019A
12/01/2049	4.000%	2,000,000	2,347,060
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	600,000	695,724
Michigan State Housing Development Authority
Revenue Bonds
Series 2019A-1
10/01/2049	3.350%	2,500,000	2,646,475
Series 2019B
12/01/2044	3.100%	3,000,000	3,171,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	5,000,000	6,171,350
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/2034	6.000%	1,000,000	1,020,840
06/01/2048	6.000%	6,000,000	6,123,420
Total			32,323,236
Minnesota 1.7%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,624,005
07/01/2050	6.125%	1,500,000	1,549,635
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,000,000	2,095,780
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	573,545
05/01/2051	5.000%	1,500,000	1,708,245
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018 (Mandatory Put 09/01/20)
09/01/2021	3.750%	3,100,000	3,101,519
Minneapolis/St. Paul Housing Finance Board(b)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA)
12/01/2038	5.000%	926	927
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,250,000	2,161,395
Total			14,815,051
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,186,819

Columbia High Yield Municipal Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 1992B
04/01/2022	6.700%	230,000	251,650
Total			2,438,469
Missouri 1.2%
Kansas City Industrial Development Authority(c)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	2,000,000	2,092,800
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	5,192,010
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,325,620
Total			10,610,430
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,408,274
Nebraska 1.3%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,465,550
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	5,000,000	5,580,300
Total			11,045,850
Nevada 0.9%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	543,757
City of Reno(c),(e)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	19,500,000	3,260,595
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,738,508
Series 2018A
12/15/2048	5.000%	1,500,000	1,620,885
Total			8,163,745
New Hampshire 0.5%
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	1,750,000	1,957,865
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	6.125%	2,500,000	2,790,300
Total			4,748,165
New Jersey 5.4%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal
Series 2013
12/01/2021	5.000%	2,500,000	2,596,100
12/01/2024	5.000%	2,095,000	2,263,103
12/01/2025	5.000%	450,000	485,941
12/01/2028	5.000%	270,000	290,312
Middlesex County Improvement Authority(d)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
New Jersey Economic Development Authority
Prefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	25,000	30,729
Prerefunded 06/15/24 Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	280,000	329,417
Revenue Bonds
New Jersey Transit Transportation Project
Series 2020A
11/01/2044	4.000%	2,000,000	2,285,400
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	566,455

8	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	1,051,056
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,200,000	1,491,600
Unrefunded Revenue Bonds
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,220,000	1,377,905
Series 2015WW
06/15/2040	5.250%	350,000	407,267
New Jersey Economic Development Authority(b)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,140,380
New Jersey Higher Education Student Assistance Authority(b)
Subordinated Revenue Bonds
Series 2013-1B
12/01/2043	4.750%	5,000,000	5,379,400
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2029	5.000%	3,000,000	3,610,410
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	3,115,225
Series 2019
12/15/2039	5.000%	640,000	806,106
Revenue Bonds
Series 2019BB
06/15/2044	5.000%	1,000,000	1,222,290
06/15/2050	5.000%	4,945,000	6,002,340
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	2,001,282
Series 2019
06/15/2046	5.000%	5,000,000	6,095,250
South Jersey Port Corp.(b)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	600,000	710,208
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	1,016,003
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,206,456
Total			46,480,647
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2049	5.000%	2,025,000	2,338,956
New York 3.1%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,413,742
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	796,067
Taxable International Leadership
Series 2016
07/01/2021	5.000%	115,000	115,433
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2019A-1
08/01/2045	5.000%	8,040,000	10,350,616
Glen Cove Local Economic Assistance Corp.(g)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,648,625
Jefferson County Industrial Development Agency(b),(c)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,620,000	1,631,032
Nassau County Tobacco Settlement Corp.(e)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	901,750
New York Transportation Development Corp.(b)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018
01/01/2036	4.000%	1,000,000	1,136,420
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2046	4.000%	3,000,000	3,258,000

Columbia High Yield Municipal Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(b)
Revenue Bonds
Consolidated Bonds - 218th Series
Series 2019
11/01/2047	4.000%	1,000,000	1,180,820
Total			26,432,505
North Carolina 1.3%
Durham Housing Authority(b)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,934,812	3,318,099
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	1,500,000	1,746,000
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,536,605
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,187,900
North Carolina Turnpike Authority(e)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	1,083,750
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,609,202
Total			11,481,556
North Dakota 0.3%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,720,050
Ohio 4.9%
Buckeye Tobacco Settlement Financing Authority(f)
03/04/2020
06/01/2055	5.000%	25,000,000	28,226,000
Buckeye Tobacco Settlement Financing Authority(e),(f)
Refunding Revenue Bonds
Series 2020B-2
06/01/2057	0.000%	7,500,000	1,053,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	1,875,000	1,935,113
Hickory Chase Community Authority(c)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,410,000	1,568,498
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	3,600,000	3,343,752
Ohio Air Quality Development Authority(b)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	517,850
Ohio Air Quality Development Authority(b),(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	569,850
State of Ohio(b)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
12/31/2039	5.000%	4,100,000	4,727,546
Total			41,942,359
Oklahoma 0.5%
Norman Regional Hospital Authority
Revenue Bonds
Norman Regional Hospital Authority Obligated Group
Series 2019
09/01/2045	5.000%	3,500,000	4,364,080
Oregon 0.7%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,121,490
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,440,082

10	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Single-Family Mortgage Program
Series 2018C
07/01/2043	3.950%	1,485,000	1,653,978
Total			6,215,550
Pennsylvania 4.4%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,566,952
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,848,500
Dauphin County Industrial Development Authority(b)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,864,992
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	2,096,897
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,146,540
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,819,696
Pennsylvania Economic Development Financing Authority(c)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	3,000,000	3,113,820
Pennsylvania Economic Development Financing Authority(b)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,650,000	1,960,118
06/30/2042	5.000%	3,700,000	4,368,701
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	3,200,000	3,255,712
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2018-127B
04/01/2042	3.950%	1,485,000	1,645,009
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2019A
12/01/2049	4.000%	4,300,000	4,895,249
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,187,320
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,961,977
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,154,290
Total			37,885,773
Puerto Rico 0.9%
Puerto Rico Electric Power Authority(d),(h)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,592,500
Series 2010XX
07/01/2040	0.000%	2,000,000	1,597,500
Puerto Rico Sales Tax Financing Corp.(e),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,500,000	3,703,375
Puerto Rico Sales Tax Financing Corp. Sales Tax(h)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	1,000,000	1,144,370
Total			8,037,745
Rhode Island 0.4%
Rhode Island Student Loan Authority(b)
Refunding Revenue Bonds
Series 2018A
12/01/2034	3.500%	1,935,000	2,091,851
Revenue Bonds
Series 2016A
12/01/2027	3.125%	1,110,000	1,170,395
Total			3,262,246

Columbia High Yield Municipal Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	784,957
05/01/2048	5.125%	1,500,000	1,573,185
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,491,480
Total			6,849,622
Tennessee 1.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2019
10/01/2058	5.250%	835,000	1,048,560
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	5,000,000	5,121,750
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	5,965,000	6,569,791
Total			12,740,101
Texas 6.7%
City of Houston Airport System(b)
Refunding Revenue Bonds
Special Facilities - United Airlines
Series 2011A
07/15/2038	6.625%	4,000,000	4,256,200
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	4,014,640
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Wesleyan Homes, Inc. Project
Series 2019
01/01/2055	5.000%	1,500,000	1,635,165
Revenue Bonds
Bridgemoor Plano Project
12/01/2053	7.250%	4,000,000	4,380,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Bay Senior Living/Village on the Park
Series 2016A-1
07/01/2046	5.000%	950,000	1,048,933
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	4,930,000	5,285,502
Legacy Midtown Park Project
Series 2018A
07/01/2054	5.500%	2,500,000	2,677,475
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	923,020
Series 2015A
07/01/2047	5.000%	1,000,000	923,020
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	3,585,000	3,676,812
Port Beaumont Navigation District(c)
Refunding Revenue Bonds
Jefferson Golf Coast Energy Project
Series 2020A AMT
01/01/2050	4.000%	2,000,000	2,080,980
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,085,920
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,403,100
Sanger Industrial Development Corp.(b),(c),(d)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	4,950,000	1,237,500
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2052	6.750%	3,500,000	4,210,780
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,014,400
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	1,000,000	1,191,520

12	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(b)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,300,000	7,684,614
Senior Lien - Blueridge Transportation
Series 2016
12/31/2055	5.000%	3,515,000	4,074,553
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	613,430
Total			57,417,844
Utah 0.3%
Salt Lake City Corp. Airport(b)
Revenue Bonds
Series 2017A
07/01/2037	5.000%	2,000,000	2,461,920
Virginia 3.1%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,641,275
City of Chesapeake Expressway Toll Road(e)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	7,904,090
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,315,404
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,609,525
Roanoke Economic Development Authority
Revenue Bonds
Richfield Living
Series 2020
09/01/2055	5.125%	1,210,000	1,240,117
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	5,112,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(b)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	5,000,000	5,942,200
Total			26,765,211
Washington 5.8%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	2,150,000	2,225,830
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,698,407
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,360,500
12/01/2045	6.250%	2,500,000	2,711,200
Port of Seattle(b)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2044	5.000%	5,000,000	6,245,300
Port of Seattle Industrial Development Corp.(b)
Refunding Revenue Bonds
Special Facilities Delta Air Lines, Inc.
Series 2012
04/01/2030	5.000%	2,500,000	2,749,900
State of Washington
Unlimited General Obligation Bonds
Series 2019-2020A
08/01/2038	5.000%	8,000,000	10,509,520
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,385,000	1,386,496
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2051	5.000%	2,150,000	2,338,985
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,380,400
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,564,114

Columbia High Yield Municipal Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	5,000,000	5,718,450
Total			49,889,102
Wisconsin 2.2%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,974,166
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	4,951,328
Unrefunded Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2050	5.150%	2,370,000	2,455,557
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,599,851
Public Finance Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	630,000	679,323
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	3,328,980
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	974,475
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	803,565
Total			18,767,245
Total Municipal Bonds (Cost $762,296,341)			830,955,234

Municipal Bonds Held in Trust 1.1%

North Carolina 1.1%
North Carolina Medical Care Commission(i)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	8,320,000	9,762,418
Total Municipal Bonds Held in Trust (Cost $9,223,590)			9,762,418

Money Market Funds 0.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.983%(j)	204,651	204,651
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.971%(j)	7,594,426	7,594,426
Total Money Market Funds (Cost $7,799,077)		7,799,077
Total Investments in Securities (Cost $799,589,953)		869,187,240
Other Assets & Liabilities, Net		(6,609,100)
Net Assets		$862,578,140

Notes to Portfolio of Investments
(a)	Valuation based on significant unobservable inputs.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2020, the total value of these securities amounted to $91,588,000, which represents 10.62% of total net assets.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2020, the total value of these securities amounted to $7,657,863, which represents 0.89% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2020.
14	Columbia High Yield Municipal Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 29, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 29, 2020, the total value of these securities amounted to $8,037,745, which represents 0.93% of total net assets.
(i)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trusts funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(j)	The rate shown is the seven-day current annualized yield at February 29, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Municipal Fund | Quarterly Report 2020	15